DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Aug. 31, 2015 USD ($)	Dec. 31, 2015 segment
Description of business, basis of presentation, accounting policies, and recent accounting pronouncements
Minimum period for which existing cash and cash equivalents and cash generated from operations will be sufficient to service debt obligations and payments				12 months
Number of operating segments | segment				1
Number of reportable segments | segment				1
Classmates | Discontinued operations, disposed of by sale
Description of business, basis of presentation, accounting policies, and recent accounting pronouncements
Cash consideration from sale of business | $			$ 30.6
International social networking businesses | Discontinued operations, disposed of by sale
Description of business, basis of presentation, accounting policies, and recent accounting pronouncements
Purchase price in cash | €		€ 16.0
Amount of cash on the balance sheet | €		€ 6.5
MyPoints | Discontinued operations, disposed of by sale
Description of business, basis of presentation, accounting policies, and recent accounting pronouncements
Cash consideration from sale of business | $	$ 13.0